UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
July 1, 2016 to December 31, 2016

Commission File Number of issuing entity:	333-136787-01
Central Index Key Number of issuing entity:	0001366928

AEP TEXAS CENTRAL TRANSITION FUNDING II LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-136787
Central Index Key Number of depositor:	0000018734

AEP TEXAS CENTRAL COMPANY
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0000018734

AEP TEXAS CENTRAL COMPANY
(Exact name of sponsor as specified in its charter)

THOMAS G. BERKEMEYER, Associate General Counsel
AMERICAN ELECTRIC POWER SERVICE CORPORATION
(614) 716-1648
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5398
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-4			☒
Senior Secured Transition Bonds, Series A, Tranche A-5			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is December 30, 2016.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated October 4, 2006, and related Prospectus, dated October 4, 2006, of AEP Texas Central Transition Funding II LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on October 6, 2006 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the January 3, 2017 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

The Bank of New York Mellon Trust Company, N.A. has provided the following information to the depositor:

In the ordinary course of business, The Bank of New York Mellon is named as a defendant in or made a party to pending and potential legal actions. In connection with its role as trustee of certain residential mortgage-backed securitization (“RMBS”) transactions, The Bank of New York Mellon has been named as a defendant in a number of legal actions brought by RMBS investors. These lawsuits allege that the trustee had expansive duties under the governing agreements, including the duty to investigate and pursue breach of representation and warranty claims against other parties to the RMBS transactions. While it is inherently difficult to predict the eventual outcomes of pending actions, The Bank of New York Mellon denies liability and intends to defend the litigations vigorously.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities

None.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 30, 2016.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1     Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on June 14, 2006 (incorporated by reference to exhibit 99.8 included as an exhibit to the Sponsor’s Form S-3/A dated September 5, 2006).

3.2     Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of September 25, 2006 (incorporated by reference to exhibit 99.5 included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

4.1     Indenture dated as of October 11, 2006 between the Issuing Entity and The Bank of New York providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

4.2     Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

10.1     Transition Property Purchase and Sale Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor's Report on Form 8-K dated October 11, 2006).

10.2    Transition Property Servicing Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

10.3    Administration Agreement dated as of October 11, 2006 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

10.4    Intercreditor Agreement dated as of October 11, 2006 among AEP Texas Central Company, in its individual capacity, AEP Texas Central Transition Funding LLC, U.S. Bank National Association, in its capacity as indenture trustee, AEP Texas Central Company, in its capacity as the initial servicer of the initial transition property, The Bank of New York, a New York banking corporation, in its capacity as indenture trustee, AEP Texas Central Company, in its capacity as the initial servicer of the additional transition property, the Issuing Entity, and AEP Texas Central Company, in its capacity as collection agent (incorporated by reference to exhibit 99.4 included as an exhibit to the Sponsor’s Report on Form 8-K dated October 11, 2006).

*99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding II LLC
(Issuing Entity)

Date: January 3, 2017	By:	AEP Texas Central Company, As Servicer

	By:	/s/ Lonni L. Dieck
	Name:	Lonni L. Dieck
	Title:	Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated December 30, 2016.